Reconciliation of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Tax Rate Reconciliation [Line Items]
Provision for income taxes at statutory rate	$ 25	$ 473
Provincial taxes	333	448
Foreign rate differential	(49)	(91)
Canadian rate difference	400	(350)
Gain on bargain purchase	(2,769)
Permanent items	483	115
Other	(515)	(93)
Total (benefit) provision	$ (2,092)	$ 502